Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

11. Leases

The Group has office space under non-cancelable operating lease agreement.

A summary of supplemental information related to operating leases as of December 31, 2020 and 2021 are as follows:

	December 31,	December 31,
	2020	2021
	RMB‘000	RMB‘000
Operating lease right-of-use asset	27,365	13,818
Operating lease liabilities-current	(15,132)	(16,302)
Operating lease liabilities-non-current	(12,426)	(586)
Total operating lease liabilities	(27,558)	(16,888)
Weighted average remaining lease term	2.02 years	1.09 years
Weighted average discount rate	4.75%	4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income/(loss) are as follows:

	December 31,	December 31,
	2020	2021
	RMB‘000	RMB‘000
Other information
Operating lease cost	15,306	15,481
Short-term lease cost	675	572
Total	15,981	16,053

A summary of supplemental cash flow information related to leases are as followed:

	December 31,	December 31,
	2020	2021
	RMB‘000	RMB‘000
Cash payments for operating leases	15,351	12,604
Right-of-use assets obtained in exchange for lease obligations	546	1,971

11. Leases (Continued)

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2021 is as follows:

December 31,
2021
RMB‘000
2022	16,718
2023	429
2024	214
Total lease payment	17,361
Less: interest	473
Present value of operating lease liabilities	16,888